Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Summary of Loss Before Taxes
The amount of loss before taxes is as follows (in thousands):

	For the Year Ended December 31,
	2020	2019
U.S. loss before taxes	$(223,519)	$(159,089)
Foreign loss before taxes	(2,514)	(1,174)

Loss before income taxes	$(226,033)	$(160,263)

Summary of Income Tax (Expense) Benefit
Income tax (expense) benefit for the years ended December 31, 2020 and 2019 consist of the following (in thousands):

	For the Year Ended December 31,
	2020	2019
Current:
Federal	$—	$—
State	(5)	(3)
Foreign	—	—

Total current	(5)	(3)

Deferred:
Federal	1,187	77
State	664	31
Foreign	—	—

Total deferred	1,851	108

Income tax benefit	$1,846	$105

Components of Net Deferred Tax Assets and Liabilities
The components that comprise our net deferred tax assets as of December 31, 2020 and 2019 consist of the following (in thousands):

	As of December 31,
	2020	2019
Deferred tax assets:
Net operating loss carryforwards	$223,123	$166,450
Stock compensation	13,305	14,141
Operating lease liabilities	5,456	6,085
Investments	2,490	3,164
Depreciation and amortization	11,383	6,948
Interest expense	5,055	2,765
Accrued compensation	1,527	1,394
Other accrued liabilities	418	203
Other	3,355	2,062

Total deferred tax assets	266,112	203,212

Deferred tax liabilities:
Indefinite lived intangibles	(170)	(3,108)
Operating lease right-of-use assets	(4,668)	(5,182)

Total deferred tax liabilities	(4,838)	(8,290)

Net deferred tax assets	261,274	194,922
Valuation allowance	(261,444)	(198,030)

Net deferred tax liability	$(170)	$(3,108)

Reconciliation of Federal Statutory Income Tax Rate
A reconciliation of the federal statutory income tax rate to our effective income tax rate for the years ended December 31, 2020 and 2019 is as follows:

	For the Year Ended December 31,
	2020	2019
Tax computed at federal statutory rate	21.0%	21.0%
State income taxes, net of federal tax benefit	7.2	(0.8)
Other permanent items	(0.1)	1.6
Tax rate adjustment	(0.3)	0.2
Research and development credits	0.1	0.1
Stock-based compensation	1.3	(33.9)
Other	(0.2)	0.2
Valuation allowance	(28.2)	11.7

Effective income tax rate	0.8%	0.1%

Summarizes of Changes in Unrecognized Tax Benefits
The following table summarizes the changes to the amount of unrecognized tax benefits (in thousands):

Unrecognized tax benefits as of December 31, 2018	$11,983
Decrease for prior year tax positions	(7)
Increase for current year tax positions	3,680

Unrecognized tax benefits as of December 31, 2019	15,656
Decrease for prior year tax positions	(6)
Increase for current year tax positions	4,763

Unrecognized tax benefits as of December 31, 2020	$20,413